Fee and commission income (Tables)	12 Months Ended
Mar. 31, 2017
Other Income and Other Expense Disclosure

Details of Fee and commission income for the fiscal years ended March 31, 2015, 2016 and 2017 are as follows:

	2015	2016	2017
	(in millions of yen)
Securities-related business	172,234	175,723	165,857
Deposits and lending business	131,491	143,763	164,573
Remittance business	110,181	109,859	108,368
Trust fees	49,827	50,496	47,379
Fees for other customer services	251,924	263,112	260,360

Total	715,657	742,953	746,537